Schedule of Investments (unaudited) June 30, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
AAR Corp.	232,316	$8,546,906
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,070,432	47,923,240
Aerovironment Inc.(a)(b)	314,578	17,858,593
Cubic Corp.(b)	224,825	14,496,716
Mercury Systems Inc.(a)(b)	491,255	34,559,789
National Presto Industries Inc.(b)	74,903	6,987,701
Triumph Group Inc.	310,892	7,119,427

		137,492,372

Air Freight & Logistics — 0.5%
Forward Air Corp.	272,395	16,112,164
Hub Group Inc., Class A(a)	221,432	9,295,716

		25,407,880

Airlines — 0.7%
Allegiant Travel Co.	190,310	27,309,485
Hawaiian Holdings Inc.	321,994	8,832,295

		36,141,780

Auto Components — 1.9%
Dorman Products Inc.(a)(b)	428,629	37,350,731
Fox Factory Holding Corp.(a)(b)	564,539	46,580,113
Gentherm Inc.(a)(b)	343,248	14,358,064
Standard Motor Products Inc.	148,758	6,744,687

		105,033,595

Banks — 7.8%
Brookline Bancorp. Inc.	632,787	9,732,264
Central Pacific Financial Corp.	223,640	6,700,254
City Holding Co.	243,799	18,592,112
Community Bank System Inc.	763,173	50,247,310
CVB Financial Corp.	716,600	15,070,098
First BanCorp./Puerto Rico	1,650,991	18,226,941
First Midwest Bancorp. Inc.	892,373	18,266,875
Glacier Bancorp. Inc.	1,252,254	50,778,900
Great Western Bancorp. Inc.	391,132	13,971,235
Heritage Financial Corp./WA	275,890	8,149,791
Independent Bank Corp./Rockland MA	509,224	38,777,408
LegacyTexas Financial Group Inc.	670,030	27,276,921
National Bank Holdings Corp., Class A	228,236	8,284,967
OFG Bancorp.	297,067	7,061,283
Old National Bancorp./IN	2,217,401	36,786,683
Preferred Bank/Los Angeles CA	92,929	4,390,895
S&T Bancorp. Inc.	282,401	10,584,389
Seacoast Banking Corp. of Florida(a)(b)	760,158	19,338,419
ServisFirst Bancshares Inc.	293,435	10,053,083
Tompkins Financial Corp.	86,800	7,082,880
Triumph Bancorp. Inc.(a)(b)	362,974	10,544,395
Veritex Holdings Inc.	444,458	11,533,685
Westamerica Bancorp.	398,936	24,578,447

		426,029,235

Beverages — 0.1%
MGP Ingredients Inc.(b)	118,686	7,870,069

Biotechnology — 4.7%
Acorda Therapeutics Inc.(a)(b)	273,321	2,096,372
Arrowhead Pharmaceuticals Inc.(a)(b)	1,402,528	37,166,992
Cytokinetics Inc.(a)(b)	459,179	5,165,764
Eagle Pharmaceuticals Inc./DE(a)(b)	152,808	8,508,349
Emergent BioSolutions Inc.(a)(b)	408,088	19,714,731
Enanta Pharmaceuticals Inc.(a)(b)	235,700	19,888,366

Security	Shares	Value

Biotechnology (continued)
Medicines Co. (The)(a)(b)	774,385	$28,241,821
Momenta Pharmaceuticals Inc.(a)	961,176	11,966,641
Myriad Genetics Inc.(a)(b)	575,238	15,980,112
Progenics Pharmaceuticals Inc.(a)(b)	1,254,888	7,742,659
REGENXBIO Inc.(a)(b)	455,199	23,383,573
Repligen Corp.(a)(b)	621,732	53,437,865
Spectrum Pharmaceuticals Inc.(a)(b)	1,572,717	13,541,093
Vanda Pharmaceuticals Inc.(a)(b)	783,461	11,038,966

		257,873,304

Building Products — 1.1%
AAON Inc.(b)	390,954	19,618,072
Gibraltar Industries Inc.(a)	295,314	11,918,873
Insteel Industries Inc.(b)	149,580	3,114,256
PGT Innovations Inc.(a)	465,534	7,783,728
Simpson Manufacturing Co. Inc.	291,759	19,390,303

		61,825,232

Capital Markets — 0.8%
Blucora Inc.(a)(b)	715,748	21,737,267
Greenhill & Co. Inc.	161,117	2,189,580
Virtus Investment Partners Inc.	54,750	5,880,150
Waddell & Reed Financial Inc., Class A	558,339	9,307,511
WisdomTree Investments Inc.	1,117,872	6,897,270

		46,011,778

Chemicals — 2.1%
Balchem Corp.	263,073	26,299,408
Ferro Corp.(a)(b)	428,526	6,770,711
FutureFuel Corp.	193,768	2,265,148
Hawkins Inc.	141,256	6,131,923
Innospec Inc.	362,263	33,052,876
Quaker Chemical Corp.	197,300	40,028,224

		114,548,290

Commercial Services & Supplies — 2.5%
Brady Corp., Class A, NVS	496,424	24,483,632
Mobile Mini Inc.	665,271	20,244,196
Tetra Tech Inc.	397,834	31,249,861
U.S. Ecology Inc.	327,050	19,472,557
UniFirst Corp./MA	227,126	42,829,150

		138,279,396

Communications Equipment — 1.1%
CalAmp Corp.(a)(b)	306,083	3,575,049
Extreme Networks Inc.(a)	876,551	5,671,285
Harmonic Inc.(a)(b)	1,315,338	7,300,126
Viavi Solutions Inc.(a)	3,382,751	44,956,761

		61,503,221

Construction & Engineering — 0.3%
Comfort Systems USA Inc.	300,875	15,341,616

Consumer Finance — 1.3%
FirstCash Inc.	638,255	63,838,265
World Acceptance Corp.(a)(b)	51,534	8,457,245

		72,295,510

Diversified Consumer Services — 1.7%
American Public Education Inc.(a)(b)	245,167	7,252,040
Career Education Corp.(a)(b)	1,037,403	19,783,275
Regis Corp.(a)(b)	437,292	7,259,047
Strategic Education Inc.	324,458	57,753,524

		92,047,886

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 1.6%
ATN International Inc.	160,956	$9,291,990
Cogent Communications Holdings Inc.	414,232	24,588,812
Consolidated Communications Holdings Inc.	585,698	2,887,491
Iridium Communications Inc.(a)(b)	1,421,428	33,062,415
Vonage Holdings Corp.(a)(b)	1,550,176	17,563,494

		87,394,202

Electric Utilities — 0.4%
El Paso Electric Co.	318,574	20,834,740

Electrical Equipment — 0.4%
AZZ Inc.	274,918	12,651,726
Vicor Corp.(a)(b)	240,009	7,452,280

		20,104,006

Electronic Equipment, Instruments & Components — 2.7%
Arlo Technologies Inc.(a)	456,520	1,830,645
Badger Meter Inc.	229,136	13,677,128
Control4 Corp.(a)(b)	213,949	5,081,289
CTS Corp.	485,570	13,392,021
ePlus Inc.(a)(b)	102,967	7,098,545
Fabrinet(a)(b)	332,336	16,507,129
FARO Technologies Inc.(a)(b)	133,104	6,998,608
KEMET Corp.	857,434	16,128,333
Knowles Corp.(a)(b)	698,865	12,796,218
MTS Systems Corp.	116,552	6,821,789
OSI Systems Inc.(a)(b)	107,361	12,092,069
Park Aerospace Corp.	151,627	2,530,655
Rogers Corp.(a)(b)	183,792	31,718,823

		146,673,252

Energy Equipment & Services — 1.4%
Archrock Inc.	1,929,096	20,448,418
DMC Global Inc.	210,569	13,339,546
Era Group Inc.(a)(b)	140,058	1,168,084
KLX Energy Services Holdings Inc.(a)(b)	343,196	7,011,494
Nabors Industries Ltd.	2,394,902	6,945,216
Noble Corp. PLC(a)(b)	1,568,325	2,932,768
ProPetro Holding Corp.(a)(b)	1,098,839	22,745,967

		74,591,493

Entertainment — 0.2%
Marcus Corp. (The)	322,564	10,631,709

Equity Real Estate Investment Trusts (REITs) — 6.5%
Acadia Realty Trust	698,151	19,108,393
Agree Realty Corp.	568,916	36,439,070
American Assets Trust Inc.	392,610	18,499,783
Armada Hoffler Properties Inc.	777,008	12,859,482
CareTrust REIT Inc.	1,418,341	33,728,149
Community Healthcare Trust Inc.	265,272	10,454,370
DiamondRock Hospitality Co.	1,878,232	19,420,919
Easterly Government Properties Inc.	1,006,642	18,230,287
Four Corners Property Trust Inc.	1,011,846	27,653,751
Getty Realty Corp.	293,284	9,021,416
Global Net Lease Inc.	521,607	10,233,929
Innovative Industrial Properties Inc.(b)	145,031	17,920,030
LTC Properties Inc.	401,081	18,313,358
National Storage Affiliates Trust	841,479	24,352,402
NorthStar Realty Europe Corp.	579,939	9,528,398
Office Properties Income Trust	383,250	10,067,978
RPT Realty	749,533	9,076,845
Saul Centers Inc.	106,219	5,962,072
Universal Health Realty Income Trust	118,149	10,034,395

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Urstadt Biddle Properties Inc., Class A	443,078	$9,304,638
Washington Prime Group Inc.	2,756,751	10,530,789
Washington REIT	533,922	14,271,735

		355,012,189

Food & Staples Retailing — 0.1%
Chefs’ Warehouse Inc. (The)(a)(b)	197,352	6,921,135

Food Products — 1.1%
B&G Foods Inc.(b)	630,951	13,123,781
Calavo Growers Inc.	155,476	15,040,748
Cal-Maine Foods Inc.	192,408	8,027,262
J&J Snack Foods Corp.	136,102	21,905,617
John B Sanfilippo & Son Inc.	59,001	4,701,789

		62,799,197

Gas Utilities — 0.4%
Northwest Natural Holding Co.(b)	297,960	20,708,220

Health Care Equipment & Supplies — 5.8%
AngioDynamics Inc.(a)	551,183	10,852,793
Cardiovascular Systems Inc.(a)(b)	515,701	22,139,044
CONMED Corp.	384,490	32,900,809
CryoLife Inc.(a)	508,163	15,209,319
Cutera Inc.(a)	97,446	2,024,928
Heska Corp.(a)(b)	103,242	8,793,121
Integer Holdings Corp.(a)(b)	443,927	37,254,354
Lantheus Holdings Inc.(a)(b)	378,947	10,724,200
LeMaitre Vascular Inc.	141,178	3,950,160
Meridian Bioscience Inc.	631,540	7,502,695
Merit Medical Systems Inc.(a)(b)	813,676	48,462,543
Mesa Laboratories Inc.	52,819	12,905,795
Natus Medical Inc.(a)(b)	291,722	7,494,338
Neogen Corp.(a)(b)	770,939	47,883,021
OraSure Technologies Inc.(a)(b)	410,015	3,804,939
Orthofix Medical Inc.(a)	183,292	9,692,481
Surmodics Inc.(a)(b)	198,172	8,555,085
Tactile Systems Technology Inc.(a)(b)	253,371	14,421,877
Varex Imaging Corp.(a)	339,727	10,412,633

		314,984,135

Health Care Providers & Services — 3.6%
Addus HomeCare Corp.(a)(b)	150,077	11,248,271
AMN Healthcare Services Inc.(a)(b)	689,495	37,405,104
BioTelemetry Inc.(a)(b)	499,818	24,066,236
Community Health Systems Inc.(a)(b)	759,167	2,026,976
CorVel Corp.(a)(b)	134,914	11,738,867
Ensign Group Inc. (The)	737,000	41,950,040
LHC Group Inc.(a)(b)	277,131	33,139,325
Tivity Health Inc.(a)(b)	705,052	11,591,055
U.S. Physical Therapy Inc.	188,849	23,147,222

		196,313,096

Health Care Technology — 2.4%
Computer Programs & Systems Inc.	87,343	2,427,262
HealthStream Inc.(a)	214,934	5,558,193
HMS Holdings Corp.(a)	1,288,084	41,721,041
NextGen Healthcare Inc.(a)(b)	707,534	14,079,926
Omnicell Inc.(a)(b)	609,737	52,455,674
Tabula Rasa HealthCare Inc.(a)(b)	269,804	13,471,314

		129,713,410

Hotels, Restaurants & Leisure — 2.8%
BJ’s Restaurants Inc.	306,618	13,472,795

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Chuy’s Holdings Inc.(a)(b)	162,030	$3,713,728
Dave & Buster’s Entertainment Inc.	538,401	21,789,088
Dine Brands Global Inc.	259,444	24,769,119
El Pollo Loco Holdings Inc.(a)(b)	325,575	3,470,629
Fiesta Restaurant Group Inc.(a)(b)	169,747	2,230,476
Monarch Casino & Resort Inc.(a)(b)	95,004	4,060,471
Ruth’s Hospitality Group Inc.	420,226	9,543,332
Shake Shack Inc., Class A(a)(b)	386,534	27,907,755
Wingstop Inc.(b)	434,921	41,208,765

		152,166,158

Household Durables — 1.1%
Cavco Industries Inc.(a)(b)	126,496	19,928,180
iRobot Corp.(a)(b)	414,960	38,026,934

		57,955,114

Household Products — 0.6%
WD-40 Co.	204,273	32,487,578

Industrial Conglomerates — 0.3%
Raven Industries Inc.	533,245	19,132,831

Insurance — 3.2%
American Equity Investment Life Holding Co.	634,999	17,246,573
AMERISAFE Inc.	165,132	10,530,468
eHealth Inc.(a)(b)	281,650	24,250,065
HCI Group Inc.	101,511	4,108,150
RLI Corp.	581,555	49,845,079
Selective Insurance Group Inc.	571,443	42,795,366
United Fire Group Inc.	318,406	15,429,955
Universal Insurance Holdings Inc.	472,920	13,194,468

		177,400,124

Interactive Media & Services — 0.2%
Care.com Inc.(a)(b)	393,478	4,320,388
QuinStreet Inc.(a)(b)	578,661	9,171,777

		13,492,165

Internet & Direct Marketing Retail — 0.6%
Liquidity Services Inc.(a)	391,448	2,383,918
Shutterfly Inc.(a)(b)	314,382	15,892,010
Shutterstock Inc.(b)	140,714	5,514,582
Stamps.com Inc.(a)(b)	240,795	10,900,790

		34,691,300

IT Services — 2.0%
Cardtronics PLC, Class A(a)(b)	555,741	15,182,844
CSG Systems International Inc.	211,640	10,334,381
EVERTEC Inc.	568,186	18,579,682
ExlService Holdings Inc.(a)(b)	213,127	14,094,089
NIC Inc.	456,087	7,315,635
Perficient Inc.(a)(b)	487,475	16,730,142
Unisys Corp.(a)(b)	764,360	7,429,579
Virtusa Corp.(a)	410,204	18,225,364

		107,891,716

Leisure Products — 0.4%
Callaway Golf Co.(b)	902,875	15,493,335
Sturm Ruger & Co. Inc.	165,624	9,023,196

		24,516,531

Life Sciences Tools & Services — 1.6%
Cambrex Corp.(a)(b)	353,399	16,542,607
Luminex Corp.	618,621	12,768,337
Medpace Holdings Inc.(a)(b)	386,840	25,307,073

Security	Shares	Value

Life Sciences Tools & Services (continued)
NeoGenomics Inc.(a)(b)	1,515,735	$33,255,226

		87,873,243

Machinery — 6.1%
Actuant Corp., Class A(b)	472,030	11,711,064
Albany International Corp., Class A	450,704	37,367,869
Barnes Group Inc.	300,608	16,936,255
Chart Industries Inc.(a)(b)	242,301	18,628,101
ESCO Technologies Inc.	384,548	31,771,356
Federal Signal Corp.	499,878	13,371,736
Franklin Electric Co. Inc.	569,974	27,073,765
Harsco Corp.(a)(b)	1,186,034	32,544,773
Hillenbrand Inc.	389,815	15,424,979
John Bean Technologies Corp.(b)	243,271	29,467,416
Lindsay Corp.	71,703	5,894,704
Proto Labs Inc.(a)(b)	397,059	46,066,785
SPX Corp.(a)	648,801	21,423,409
Tennant Co.	128,848	7,885,498
Watts Water Technologies Inc., Class A	196,851	18,342,576

		333,910,286

Marine — 0.5%
Matson Inc.	633,486	24,610,931

Media — 0.3%
EW Scripps Co. (The), Class A, NVS	833,403	12,742,732
TechTarget Inc.(a)(b)	209,477	4,451,386

		17,194,118

Metals & Mining — 1.0%
AK Steel Holding Corp.(a)(b)	2,809,652	6,658,875
Kaiser Aluminum Corp.	238,666	23,296,189
Materion Corp.	195,711	13,271,163
SunCoke Energy Inc.(a)	1,327,773	11,790,624

		55,016,851

Mortgage Real Estate Investment — 0.9%
ARMOUR Residential REIT Inc.	435,370	8,115,297
Granite Point Mortgage Trust Inc.	391,377	7,510,525
New York Mortgage Trust Inc.	1,418,622	8,795,456
Redwood Trust Inc.	1,433,361	23,693,457

		48,114,735

Multi-Utilities — 0.4%
Avista Corp.	456,369	20,354,057

Oil, Gas & Consumable Fuels — 1.3%
Bonanza Creek Energy Inc.(a)(b)	142,879	2,983,314
Carrizo Oil & Gas Inc.(a)(b)	1,271,857	12,744,007
CONSOL Energy Inc.(a)(b)	171,972	4,576,175
Denbury Resources Inc.(a)	6,805,217	8,438,469
HighPoint Resources Corp.(a)(b)	1,651,478	3,005,690
Penn Virginia Corp.(a)(b)	199,411	6,117,929
Renewable Energy Group Inc.(a)(b)	556,606	8,827,771
Unit Corp.(a)(b)	358,524	3,187,278
Whiting Petroleum Corp.(a)(b)	1,053,170	19,673,216

		69,553,849

Personal Products — 1.4%
Avon Products Inc.(a)	6,556,093	25,437,641
Inter Parfums Inc.	256,453	17,051,560
Medifast Inc.	176,019	22,583,238
USANA Health Sciences Inc.(a)	150,069	11,919,980

		76,992,419

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 1.8%
Akorn Inc.(a)(b)	557,186	$2,869,508
Amphastar Pharmaceuticals Inc.(a)(b)	522,405	11,027,969
ANI Pharmaceuticals Inc.(a)	124,609	10,242,860
Corcept Therapeutics Inc.(a)(b)	1,545,891	17,236,685
Endo International PLC(a)	2,976,934	12,264,968
Innoviva Inc.(a)	1,003,510	14,611,106
Phibro Animal Health Corp., Class A	141,096	4,482,620
Supernus Pharmaceuticals Inc.(a)(b)	774,717	25,635,385

		98,371,101

Professional Services — 2.3%
Exponent Inc.	768,354	44,979,443
Forrester Research Inc.	152,676	7,180,352
FTI Consulting Inc.(a)(b)	269,929	22,630,847
Heidrick & Struggles International Inc.	150,413	4,507,878
Korn Ferry	500,770	20,065,854
Navigant Consulting Inc.	297,409	6,896,915
WageWorks Inc.(a)	359,683	18,268,300

		124,529,589

Real Estate Management & Development — 0.4%
HFF Inc., Class A	247,401	11,251,798
Marcus & Millichap Inc.(a)	316,612	9,767,480

		21,019,278

Road & Rail — 0.1%
Heartland Express Inc.(b)	421,008	7,607,615

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Energy Industries Inc.(a)(b)	237,484	13,363,225
Axcelis Technologies Inc.(a)(b)	226,239	3,404,897
Brooks Automation Inc.	1,067,008	41,346,560
Cabot Microelectronics Corp.	429,808	47,313,265
CEVA Inc.(a)(b)	142,568	3,471,531
Cohu Inc.	273,998	4,227,789
Diodes Inc.(a)(b)	283,779	10,321,042
DSP Group Inc.(a)(b)	147,374	2,116,291
Kopin Corp.(a)(b)	586,314	639,082
MaxLinear Inc.(a)(b)	579,473	13,582,847
Nanometrics Inc.(a)	362,902	12,596,328
Power Integrations Inc.	268,583	21,534,985
Rudolph Technologies Inc.(a)	211,493	5,843,552
SMART Global Holdings Inc.(a)(b)	131,064	3,013,161
SolarEdge Technologies Inc.(a)(b)	435,889	27,225,627

		210,000,182

Software — 3.7%
8x8 Inc.(a)(b)	1,424,002	34,318,448
Agilysys Inc.(a)(b)	260,958	5,602,768
Alarm.com Holdings Inc.(a)(b)	313,115	16,751,652
Bottomline Technologies DE Inc.(a)	559,486	24,751,661
Ebix Inc.(b)	182,197	9,149,933
LivePerson Inc.(a)(b)	564,668	15,833,291
MicroStrategy Inc., Class A(a)(b)	64,363	9,223,862
Monotype Imaging Holdings Inc.	410,401	6,911,153
OneSpan Inc.(a)(b)	310,497	4,399,742
Progress Software Corp.	447,792	19,532,687
Qualys Inc.(a)(b)	303,869	26,460,913
SPS Commerce Inc.(a)	265,054	27,091,169

		200,027,279

Specialty Retail — 2.7%
Asbury Automotive Group Inc.(a)(b)	135,405	11,420,058
Ascena Retail Group Inc.(a)(b)	2,556,878	1,559,696

Security	Shares	Value

Specialty Retail (continued)
Boot Barn Holdings Inc.(a)(b)	292,595	$10,428,086
Children’s Place Inc. (The)	234,396	22,356,690
Designer Brands Inc. , Class A	468,055	8,972,614
Guess? Inc.	742,452	11,990,600
Monro Inc.	490,833	41,868,055
RH(a)(b)	117,068	13,533,061
Shoe Carnival Inc.(b)	147,960	4,083,696
Sleep Number Corp.(a)(b)	446,832	18,047,544
Tailored Brands Inc.	744,635	4,296,544

		148,556,644

Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.(a)(b)	1,725,594	15,702,906
Cray Inc.(a)	353,376	12,304,552
Diebold Nixdorf Inc.(a)	518,606	4,750,431

		32,757,889

Textiles, Apparel & Luxury Goods — 1.8%
Crocs Inc.(a)(b)	967,132	19,100,857
Kontoor Brands Inc.(a)	686,902	19,246,994
Movado Group Inc.	165,176	4,459,752
Oxford Industries Inc.	168,664	12,784,731
Steven Madden Ltd.	543,023	18,435,631
Wolverine World Wide Inc.	813,912	22,415,137

		96,443,102

Thrifts & Mortgage Finance — 0.7%
Axos Financial Inc.(a)(b)	390,572	10,643,087
HomeStreet Inc.(a)(b)	201,185	5,963,123
NMI Holdings Inc., Class A(a)(b)	470,969	13,370,810
TrustCo Bank Corp. NY	749,349	5,934,844

		35,911,864

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.	313,870	19,312,421
DXP Enterprises Inc./TX(a)	237,197	8,987,394
Kaman Corp.	186,556	11,881,752

		40,181,567

Water Utilities — 0.9%
American States Water Co.	370,937	27,909,300
California Water Service Group	406,350	20,573,500

		48,482,800

Total Common Stocks — 99.9% (Cost: $4,630,930,005)		5,461,624,864

Short-Term Investments

Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	493,682,134	493,928,976
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	3,845,193	3,845,193

		497,774,169

Total Short-Term Investments — 9.1% (Cost: $497,565,080)		497,774,169

Total Investments in Securities — 109.0% (Cost: $5,128,495,085)		5,959,399,033

Other Assets, Less Liabilities — (9.0)%		(493,548,343)

Net Assets — 100.0%		$5,465,850,690

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Small-Cap 600 Growth ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	415,768,975	77,913,159	493,682,134	$493,928,976	$504,031	(a)	$(846)	$49,871
BlackRock Cash Funds: Treasury, SL Agency Shares	8,492,159	(4,646,966)	3,845,193	3,845,193	41,819		—	—

				$497,774,169	$545,850		$(846)	$49,871

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	109	09/20/19	$8,541	$97,678

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,461,624,864	$—	$—	$5,461,624,864
Money Market Funds	497,774,169	—	—	497,774,169

	$5,959,399,033	$—	$—	$5,959,399,033

Derivative financial instruments(a)
Assets
Futures Contracts	$97,678	$—	$—	$97,678

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares